UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NSL

Nuveen Senior Income Fund
Portfolio of Investments	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 152.0% (93.1% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 133.3% (81.6% of Total Investments) (4)

	Aerospace & Defense – 2.5% (1.5% of Total Investments)

$1,829	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$1,842,605
3,361	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	2,806,054
1,990	Transdigm, Inc., Term Loan E, First Lien	3.500%	5/16/22	Ba3	1,956,477
7,180	Total Aerospace & Defense				6,605,136

	Air Freight & Logistics – 0.6% (0.3% of Total Investments)

1,500	XPO Logistics, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba1	1,488,750

	Airlines – 4.1% (2.5% of Total Investments)

1,466	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	1,458,077
1,980	American Airlines, Inc., Term Loan B, First Lien	3.500%	10/10/21	BB+	1,976,040
3,885	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	3,887,541
973	Delta Air Lines, Inc., Term Loan B2	2.446%	4/18/16	BBB	972,601
2,450	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	2,442,599
10,754	Total Airlines				10,736,858

	Automobiles – 2.9% (1.8% of Total Investments)

3,448	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	3,439,312
3,341	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	3,291,213
1,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	952,500
7,789	Total Automobiles				7,683,025

	Building Products – 1.1% (0.7% of Total Investments)

1,584	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,494,239
1,418	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	1,416,240
3,002	Total Building Products				2,910,479

	Capital Markets – 0.6% (0.3% of Total Investments)

1,470	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,471,838

	Chemicals – 2.1% (1.3% of Total Investments)

334	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	330,324
1,538	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	1,523,998
1,595	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	1,600,910
973	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	971,133
1,164	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	1,147,758
5,604	Total Chemicals				5,574,123

	Commercial Services & Supplies – 3.3% (2.0% of Total Investments)

500	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	488,106
1,975	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B–	1,544,472
130	Education Management LLC, Tranche A, Term Loan	5.500%	7/02/20	N/R	38,135
228	Education Management LLC, Tranche B, Term Loan	8.500%	7/02/20	N/R	30,816
2,290	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	1,854,543
250	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	194,375
5,883	Millennium Laboratories, Inc., Tranche B, Term Loan, (5)	5.250%	4/16/21	D	2,162,011
1,500	Protection One, Inc., Term Loan, First Lien	5.000%	7/01/21	B1	1,493,813
66	Universal Services of America, Delayed Draw, Term Loan, First Lien	4.750%	7/28/22	B	64,441
934	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B	913,891
13,756	Total Commercial Services & Supplies				8,784,603

Nuveen Investments	1

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Communications Equipment – 1.9% (1.1% of Total Investments)

$3,163	Avaya, Inc., Term Loan B3	4.823%	10/26/17	B1	$2,609,766
326	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	270,341
1,083	Commscope, Inc., Term Loan B, First Lien	3.750%	12/29/22	BB	1,083,672
995	Riverbed Technology, Inc., Term Loan B, First Lien	6.000%	4/25/22	B1	997,488
5,567	Total Communications Equipment				4,961,267

	Consumer Finance – 2.3% (1.4% of Total Investments)

1,500	First Data Corporation, Term Loan B	3.947%	7/08/22	BB	1,505,625
4,500	First Data Corporation, Term Loan	3.697%	3/23/18	BB	4,474,220
6,000	Total Consumer Finance				5,979,845

	Containers & Packaging – 0.9% (0.5% of Total Investments)

1,000	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB–	1,003,056
1,284	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,287,762
2,284	Total Containers & Packaging				2,290,818

	Diversified Consumer Services – 6.6% (4.1% of Total Investments)

1,000	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	1,000,125
4,839	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	4,817,536
2,883	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	2,876,619
3,626	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	3,637,804
1,496	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	BB	1,485,028
108	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	93,501
1,752	New Albertson’s, Inc., Term Loan	4.750%	6/25/21	Ba3	1,745,189
1,817	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	1,820,036
17,521	Total Diversified Consumer Services				17,475,838

	Diversified Financial Services – 0.7% (0.5% of Total Investments)

998	MJ Acquisition Corp., Term Loan, First Lien	4.001%	6/01/22	BB–	998,323
993	Transdigm, Inc., Term Loan, Second Lien	4.750%	11/12/21	N/R	992,506
1,991	Total Diversified Financial Services				1,990,829

	Diversified Telecommunication Services – 4.4% (2.7% of Total Investments)

856	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	851,763
974	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	974,261
1,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	Ba1	1,672,917
3,110	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	3,071,102
1,849	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB–	1,821,635
1,191	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB–	1,173,896
1,960	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB–	1,930,639
11,607	Total Diversified Telecommunication Services				11,496,213

	Electronic Equipment, Instruments & Components – 1.2% (0.7% of Total Investments)

1,518	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	1,434,420
1,773	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	1,658,067
3,291	Total Electronic Equipment, Instruments & Components				3,092,487

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

342	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B3	316,798
2,513	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	1,463,566
1,388	Offshore Group Investment Limited, Term Loan B, (5)	5.000%	10/25/17	D	402,574
4,243	Total Energy Equipment & Services				2,182,938

	Food & Staples Retailing – 8.1% (5.0% of Total Investments)

2,462	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB–	2,462,496
12,905	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	12,921,745
2,351	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	2,330,463
2,000	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	1,954,000
750	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	752,696

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	Food & Staples Retailing (continued)

$972	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	$971,868
21,440	Total Food & Staples Retailing				21,393,268

	Food Products – 6.9% (4.2% of Total Investments)

988	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	985,920
3,890	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	N/R	3,881,499
2,175	Pinnacle Foods Finance LLC, Term Loan G	3.000%	4/29/20	BB+	2,176,118
7,964	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	7,975,787
3,180	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	3,096,525
18,197	Total Food Products				18,115,849

	Health Care Equipment & Supplies – 4.0% (2.5% of Total Investments)

583	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	583,415
990	CareCore National LLC, Term Loan	5.500%	3/05/21	B	890,955
970	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	Ba2	970,008
1,000	Greatbatch, Inc., Term Loan B	5.250%	10/14/22	B+	1,004,375
2,101	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	2,103,572
3,346	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,195,271
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	906,990
1,000	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	995,000
10,963	Total Health Care Equipment & Supplies				10,649,586

	Health Care Providers & Services – 4.5% (2.7% of Total Investments)

526	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	524,027
1,052	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	1,050,172
6	Community Health Systems, Inc., Term Loan F	3.575%	12/31/18	BB	5,653
2,296	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	2,301,083
2,839	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	2,854,134
578	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B–	590,977
992	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	856,015
1,717	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,706,320
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	500,625
801	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B2	772,526
594	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	585,203
11,901	Total Health Care Providers & Services				11,746,735

	Health Care Technology – 0.5% (0.3% of Total Investments)

1,326	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	1,325,964

	Hotels, Restaurants & Leisure – 8.2% (5.0% of Total Investments)

3,562	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	3,567,766
3,247	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	3,247,058
2,955	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB–	2,959,729
537	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	BB+	544,869
1,659	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	4.750%	12/09/20	CCC	1,658,894
1,496	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	1,489,937
1,459	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB+	1,458,013
1,987	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	1,946,185
1,965	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	1,925,087
909	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	856,859
1,813	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	1,814,790
21,589	Total Hotels, Restaurants & Leisure				21,469,187

	Household Durables – 0.2% (0.1% of Total Investments)

443	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	443,493

	Industrial Conglomerates – 0.5% (0.3% of Total Investments)

1,371	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	1,275,598

Nuveen Investments	3

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Insurance – 2.3% (1.4% of Total Investments)

$2,334	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.500%	8/12/22	B	$2,312,599
1,000	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/16/22	B1	1,003,125
2,697	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	2,638,051
6,031	Total Insurance				5,953,775

	Internet & Catalog Retail – 1.1% (0.7% of Total Investments)

2,978	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	2,961,371

	Internet Software & Services – 2.1% (1.3% of Total Investments)

1,000	Ancestry.com, Inc., Term Loan B	5.000%	8/29/22	Ba3	1,001,667
729	Sabre Inc., Term Loan	4.000%	2/19/19	Ba3	730,196
490	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba3	490,515
116	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba3	115,884
3,317	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	3,150,833
5,652	Total Internet Software & Services				5,489,095

	IT Services – 1.1% (0.7% of Total Investments)

2,077	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	2,078,105
284	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	285,167
551	Zayo Group LLC, Term Loan B	3.750%	5/06/21	BB–	551,099
2,912	Total IT Services				2,914,371

	Leisure Products – 2.2% (1.4% of Total Investments)

1,502	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,344,394
2,235	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	2,231,126
688	Bombardier Recreational Products, Inc., Term Loan B	3.750%	1/30/19	BB–	688,763
1,170	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,173,320
500	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	500,000
6,095	Total Leisure Products				5,937,603

	Machinery – 0.2% (0.1% of Total Investments)

497	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	491,811

	Media – 14.8% (9.1% of Total Investments)

1,287	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	1,257,928
950	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	886,469
639	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	586,093
1,000	Affinion Group Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B1	962,917
1,481	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,277,578
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	662,700
3,491	Cequel Communications LLC, Extended Term Loan	3.500%	12/14/22	N/R	3,448,194
3,000	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/23/23	BBB–	3,000,939
2,111	Clear Channel Communications, Inc.,Term Loan E	7.688%	7/30/19	CCC+	1,794,668
6,705	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B2	5,720,393
1,254	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,253,825
445	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	444,825
988	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	987,495
2,222	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	2,224,181
750	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	752,812
1,669	McGraw–Hill Education Holdings LLC, Term Loan B	4.750%	3/22/19	B+	1,673,656
970	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	970,000
1,000	Numericable Group S.A., Term Loan, (WI/DD)	TBD	TBD	B+	989,844
1,596	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	B+	1,578,563
1,381	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	B+	1,365,672
1,650	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	1,635,358
3,811	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	3,787,293
1,301	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B1	1,268,509
220	Yell Group PLC, Term Loan A2	5.319%	3/01/19	N/R	446,266
20	Yell Group PLC, Term Loan A2, (8)	1.500%	3/03/19	N/R	—
756	Yell Group PLC, Term Loan B2, PIK, (8)	0.000%	3/03/24	N/R	—
41,697	Total Media				38,976,178

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Multiline Retail – 3.1% (1.9% of Total Investments)

$995	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	$989,610
2,638	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BB+	2,646,160
830	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BB+	832,378
1,500	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	1,504,688
2,222	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	2,214,932
8,185	Total Multiline Retail				8,187,768

	Oil, Gas & Consumable Fuels – 1.9% (1.1% of Total Investments)

346	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	282,208
2,192	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	1,578,125
916	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	346,639
1,399	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B–	926,677
1,846	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B	1,085,480
183	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B–	138,268
561	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	551,192
7,443	Total Oil, Gas & Consumable Fuels				4,908,589

	Pharmaceuticals – 5.2% (3.2% of Total Investments)

3,000	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	2,957,625
95	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	95,233
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	12,500
961	Grifols, Inc., Term Loan	3.188%	2/27/21	Ba1	960,062
988	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	969,478
2,792	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	2,759,092
2,322	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	2,327,697
1,318	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	BB	1,228,837
2,564	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	Ba1	2,389,302
16,040	Total Pharmaceuticals				13,699,826

	Professional Services – 0.3% (0.2% of Total Investments)

772	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	712,603

	Real Estate Investment Trust – 4.9% (3.0% of Total Investments)

8,080	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BBB–	7,642,094
2,438	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	2,438,957
570	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	565,795
2,342	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	2,158,721
13,430	Total Real Estate Investment Trust				12,805,567

	Real Estate Management & Development – 1.4% (0.9% of Total Investments)

1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,870,753
1,850	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,853,158
3,711	Total Real Estate Management & Development				3,723,911

	Road & Rail – 0.4% (0.2% of Total Investments)

1,000	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	980,000

	Semiconductors & Semiconductor Equipment – 3.4% (2.1% of Total Investments)

3,198	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB	3,201,251
3,424	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	N/R	3,425,207
1,470	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	N/R	1,471,987
966	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	955,731
9,058	Total Semiconductors & Semiconductor Equipment				9,054,176

	Software – 10.8% (6.6% of Total Investments)

1,176	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	1,160,523
2,086	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	1,884,420
1,000	Computer Sciences Government Services, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	1,003,750

Nuveen Investments	5

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	Software (continued)

$2,688	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	$2,565,637
1,752	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	1,751,567
1,042	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	1,037,398
5,945	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	5,797,599
1,000	Informatica Corp.,Term Loan B	4.500%	8/05/22	B	990,521
790	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	789,900
1,283	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,282,100
3,394	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	3,398,903
2,348	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	2,357,579
363	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	364,783
872	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	872,127
946	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	947,019
2,111	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	2,128,450
28,796	Total Software				28,332,276

	Specialty Retail – 2.0% (1.2% of Total Investments)

1,564	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	1,525,188
1,343	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	1,344,624
245	Pilot Travel Centers LLC, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	246,719
2,200	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	2,192,301
5,352	Total Specialty Retail				5,308,832

	Technology Hardware, Storage & Peripherals – 3.4% (2.1% of Total Investments)

8,843	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	8,853,524

	Trading Companies & Distributors – 1.7% (1.0% of Total Investments)

3,706	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB–	3,699,904
833	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	762,235
4,539	Total Trading Companies & Distributors				4,462,139

	Transportation Infrastructure – 0.4% (0.3% of Total Investments)

67	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	58,759
386	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	340,804
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	328,089
532	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	470,074
1,356	Total Transportation Infrastructure				1,197,726

	Wireless Telecommunication Services – 1.7% (1.1% of Total Investments)

838	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	802,591
867	Asurion LLC, Term Loan B4, First Lien	5.000%	8/04/22	Ba3	822,038
2,965	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	2,978,166
4,670	Total Wireless Telecommunication Services				4,602,795
$369,846	Total Variable Rate Senior Loan Interests (cost $366,462,829)				350,698,663

Shares	Description (1)				Value

	COMMON STOCKS – 1.7% (1.1% of Total Investments)

	Diversified Consumer Services – 0.5% (0.3% of Total Investments)

53,514	Cengage Learning Holdings II LP, (6), (7)				$1,324,472
1,561,859	Education Management Corporation, (6), (7)				15,619
	Total Diversified Consumer Services				1,340,091

	Hotels, Restaurants & Leisure – 0.7% (0.4% of Total Investments)

36,577	BLB Worldwide Holdings Inc., (6), (7)				1,773,984

	Media – 0.5% (0.3% of Total Investments)

3,479	Cumulus Media, Inc., (6)				1,597
6,268	Metro-Goldwyn-Mayer, (6), (7)				473,234
18,422	Tribune Media Company				742,959

6	Nuveen Investments

Shares	Description (1)				Value
	Media (continued)

14,825	Tribune Media Company, (8)				$—
4,605	Tribune Publishing Company				43,471
	Total Media				1,261,261

	Professional Services – 0.0% (0.1% of Total Investments)

47,152	Vertrue, Inc., (6), (7)				101,377

	Software – 0.0% (0.0% of Total Investments)

291,294	Eagle Topco LP, (6), (8)				—
	Total Common Stocks (cost $3,762,654)				4,476,713

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

1,738	Education Management Corporation	7.500%		N/R	$26,070
	Total $25 Par (or similar) Retail Preferred (cost $4,219)				26,070

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 17.0% (10.4% of Total Investments)

	Commercial Services & Supplies – 0.4% (0.2% of Total Investments)

$900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$896,625

	Communications Equipment – 0.2% (0.1% of Total Investments)

1,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	581,250

	Containers & Packaging – 0.3% (0.2% of Total Investments)

776	Reynolds Group	9.875%	8/15/19	CCC+	816,740

	Diversified Telecommunication Services – 2.6% (1.6% of Total Investments)

600	Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	622,872
1,585	Frontier Communications Corporation	6.250%	9/15/21	BB	1,415,405
1,350	Frontier Communications Corporation	6.875%	1/15/25	BB	1,166,531
300	IntelSat Limited	6.750%	6/01/18	CCC+	266,250
3,050	IntelSat Limited	7.750%	6/01/21	CCC+	1,799,500
2,650	IntelSat Limited	8.125%	6/01/23	CCC+	1,570,125
9,535	Total Diversified Telecommunication Services				6,840,683

	Health Care Equipment & Supplies – 3.7% (2.3% of Total Investments)

2,025	Kinetic Concepts	10.500%	11/01/18	B–	2,138,198
1,000	Kinetic Concepts	12.500%	11/01/19	CCC+	1,061,250
3,500	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	3,780,000
1,100	Tenet Healthcare Corporation	8.125%	4/01/22	B3	1,163,250
1,560	Tenet Healthcare Corporation	6.750%	6/15/23	B3	1,548,300
9,185	Total Health Care Equipment & Supplies				9,690,998

	Health Care Providers & Services – 2.1% (1.3% of Total Investments)

1,500	Community Health Systems, Inc.	5.125%	8/01/21	BB	1,548,750
2,400	Community Health Systems, Inc.	6.875%	2/01/22	B+	2,418,000
600	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	613,500
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,047,500
5,500	Total Health Care Providers & Services				5,627,750

	Hotels, Restaurants & Leisure – 0.6% (0.4% of Total Investments)

275	Scientific Games Corporation	8.125%	9/15/18	B–	250,250
1,550	Scientific Games International Inc.	10.000%	12/01/22	B	1,371,750
1,825	Total Hotels, Restaurants & Leisure				1,622,000

Nuveen Investments	7

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Media – 3.4% (2.1% of Total Investments)

$100	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	$100,375
1,524	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC–	807,720
2,872	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	2,430,429
6,404	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	2,625,496
3,050	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	2,508,625
500	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	547,500
14,450	Total Media				9,020,145

	Real Estate Investment Trust – 0.3% (0.2% of Total Investments)

750	iStar Inc.	4.000%	11/01/17	B+	733,125

	Semiconductors & Semiconductor Equipment – 0.6% (0.4% of Total Investments)

1,075	Advanced Micro Devices, Inc.	7.750%	8/01/20	B–	795,500
1,200	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	870,000
2,275	Total Semiconductors & Semiconductor Equipment				1,665,500

	Software – 0.6% (0.3% of Total Investments)

1,330	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,029,088
700	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	500,500
2,030	Total Software				1,529,588

	Wireless Telecommunication Services – 2.2% (1.3% of Total Investments)

500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	515,000
1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	960,000
500	Sprint Corporation	7.875%	9/15/23	B+	462,500
2,000	Sprint Corporation	7.125%	6/15/24	B+	1,756,250
1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,806,700
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	77,438
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	77,438
5,900	Total Wireless Telecommunication Services				5,655,326
$54,626	Total Corporate Bonds (cost $53,874,004)				44,679,730
	Total Long-Term Investments (cost $424,103,706)				399,881,176

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 11.4% (6.9% of Total Investments)

	REPURCHASE AGREEMENTS – 11.4% (6.9% of Total Investments)

$29,820	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $29,819,901, collateralized by $29,970,000 U.S. Treasury Notes, 1.375%, due 6/30/18, value $30,418,022	0.000%	11/02/15		$29,819,901
	Total Short-Term Investments (cost $29,819,901)				29,819,901
	Total Investments (cost $453,923,607) – 163.4%				429,701,077
	Borrowings – (40.1)% (9), (10)				(105,500,000)
	Variable Rate Term Preferred Shares, at Liquidation Value – (22.1)% (11)				(58,000,000)
	Other Assets Less Liabilities – (1.2)%				(3,179,035)
	Net Assets Applicable to Common Shares – 100%				$263,022,042

8	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$350,698,663	$—	*	$350,698,663
Common Stocks	788,027	3,688,686	—	*	4,476,713
$25 Par (or similar) Retail Preferred	—	26,070	—		26,070
Corporate Bonds	—	44,679,730	—		44,679,730

Short-Term Investments:
Repurchase Agreements	—	29,819,901	—		29,819,901
Total	$788,027	$428,913,050	$—	*	$429,701,077
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments was $453,937,442.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$4,069,359
Depreciation	(28,305,724)
Net unrealized appreciation (depreciation) of investments	$(24,236,365)

Nuveen Investments	9

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Borrowings as a percentage of Total Investments is 24.6%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(11)	Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 13.5%.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

10	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015